Average Annual Total Returns{- Fidelity Flex Freedom Blend 2010 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2010 Fund	Fidelity Flex Freedom Blend 2010 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2010 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2010 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2010 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2010 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2010 Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	11.17%	7.72%	[1]	9.75%	6.10%	[1]	6.94%	5.46%	[1]	7.51%	4.79%	[1]	10.42%	7.66%	[1]

[1]	(a)From June 8, 2017